Per share amounts - Disclosure of Detailed Information about Weighted Average Number of Shares Per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Basic	75.1	73.3
Dilutive impact of stock option/ RSUs	2.5
Diluted	77.6	73.3